Related party transactions	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Related party transactions
Related party transactions

11. Related party transactions

In the period ended 31 March 2021, Arqit paid £2,853 (31 March 2020: £2,438) for the group secretarial and accounting costs of Arqit PTE, a group owned 50% by David Williams and 50% by David Bestwick. Arqit PTE is an orphan entity without any operations that was formed at the direction of the Company in order to facilitate a proposed financing structure that was not ultimately finalised, and is now in the process of being liquidated. All related party transactions were on an arm’s length basis.

As at 31 March 2021, there was a receivable of £nil (30 September 2020: £16,000) relating to an advance on commission paid to David Williams, a director of the Group.

There were no further related party transactions.

25.  Related party transactions

In the year ended 30 September 2020, Arqit paid £6,258 (2019 £7,843) for the company secretarial and accounting costs of Arqit PTE, a company owned 50% by David Williams and 50% by David Bestwick. As at 30 September 2019 there was a receivable of £6,373 due from Arqit PTE which was subsequently written off during the year ended 30 September 2020. Arqit PTE is an orphan entity without any operations that was formed at the direction of the Company in order to facilitate a proposed financing structure that was not ultimately finalised, and is now in the process of being liquidated. All related party transactions were on an arm’s length basis.

As at 30 September 2020, there was a receivable of £16,000 relating to an advance on commission paid to David Williams, a director of the Company. This was fully repaid in December, 2020.

There were no further related party transactions.